Financial instruments - Fair Values and Risk Management - Summary of Trade Receivables From Individual Customers: Exposure To Credit Risk And ECLs (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Trade Receivables [Line Items]
Impairment loss allowance	€ (14,345)	€ (8,456)	€ (6,758)
Trade receivables [Member]
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Trade Receivables [Line Items]
Gross carrying amount	36,347	27,646
Impairment loss allowance	(4,190)	(4,482)
Trade receivables [Member] | Financial assets neither past due nor impaired [Member] | Current (not past due) [Member]
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Trade Receivables [Line Items]
Gross carrying amount	€ 7,390	€ 11,410
Weighted average loss rate	0.48%	1.01%
Impairment loss allowance	€ (36)	€ (115)
Trade receivables [Member] | Financial assets past due but not impaired [Member] | 1 to 60 days past due [Member]
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Trade Receivables [Line Items]
Gross carrying amount	€ 19,525	€ 10,771
Weighted average loss rate	1.58%	5.27%
Impairment loss allowance	€ (308)	€ (567)
Trade receivables [Member] | Financial assets past due but not impaired [Member] | 61 to 90 days past due [Member]
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Trade Receivables [Line Items]
Gross carrying amount	€ 2,321	€ 828
Weighted average loss rate	6.80%	11.19%
Impairment loss allowance	€ (158)	€ (93)
Trade receivables [Member] | Financial assets collectively assessed for credit losses [Member] | More than 90 days past due [Member]
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Trade Receivables [Line Items]
Gross carrying amount	€ 7,111	€ 4,637
Weighted average loss rate	51.88%	79.94%
Impairment loss allowance	€ (3,689)	€ (3,707)